Goodwill and Other Intangible Assets - Goodwill, by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 0.0	$ (1.4)	$ 0.0
Goodwill [Roll Forward]
Balance	534.5	507.3
Foreign currency translation adjustments	(21.3)	28.6
Goodwill impairment	1.4	1.4
Balance	513.2	534.5	507.3
Corporate [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		0.0
Goodwill [Roll Forward]
Balance	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Balance	0.0	0.0	0.0
Advanced Plastic Processing Technologies [Member] | Segments [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		(1.4)
Goodwill [Roll Forward]
Balance	35.0	36.4
Foreign currency translation adjustments	0.0	0.0
Balance	35.0	35.0	36.4
Melt Delivery and Control Systems [Member] | Segments [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		0.0
Goodwill [Roll Forward]
Balance	452.6	424.0
Foreign currency translation adjustments	(21.3)	28.6
Balance	431.3	452.6	424.0
Fluid Technologies [Member] | Segments [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		0.0
Goodwill [Roll Forward]
Balance	46.9	46.9
Foreign currency translation adjustments	0.0	0.0
Balance	$ 46.9	$ 46.9	$ 46.9